Deferred revenue (Schedule of Components of Deferred Revenue) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Less: current portion	$ (3,972)	$ (2,029)
Non-current portion	19,350	$ 22,978
Sandstorm Gold Ltd [Member]
Disclosure of transactions between related parties [line items]
Advances received	25,000
Recognition of revenue	(2,750)
Deferred revenue	22,250
Deferred transaction costs	(409)
Accretion on significant financing component	1,481
Net deferred revenue	23,322
Less: current portion	(3,972)
Non-current portion	$ 19,350